Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Net sales	R$ 11,552,921	R$ 9,458,602
Total of products
Disclosure of operating segments [line items]
Net sales	11,552,921	9,458,602
Market pulp (1)
Disclosure of operating segments [line items]
Net sales	8,611,543	7,359,846
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales	1,879,301	1,780,944
Paperboard
Disclosure of operating segments [line items]
Net sales	1,051,768	298,190
Other
Disclosure of operating segments [line items]
Net sales	R$ 10,309	R$ 19,622
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue	0.60%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.00%	6.70%